DISCONTINUED OPERATION (Tables)	12 Months Ended
Mar. 31, 2021
DISCONTINUED OPERATION
Schedule of discontinued operations

The results of discontinued operations for years ended March 31, 2021, 2020 and 2019 are as follows:

	For the years ended March 31,
	2021	2020	2019
	USD	USD	USD
Net Revenues	545,718	4,520,585	57,635,286
Operating costs and development	8,082,165	24,942,630	45,348,331
(Loss) income from discontinued operations	(7,536,447)	(20,422,045)	12,286,955
Other income (expense), net	1,097,265	365,927	1,926,334
(Loss) income before tax	(6,439,182)	(20,056,118)	14,213,289
Income tax provision	367	3,778,776	1,064,960
Net (loss) income from discontinued operations, net of tax	(6,439,549)	(23,834,894)	13,148,329
Gain on sale of discontinued operations, net of taxes	3,164,802	—	—
Net loss from disposition subsidiaries	(3,274,747)	(23,834,894)	13,148,329

Assets and liabilities of the discontinued operations are as follows:

March 31,
2020
USD
Cash and cash equivalents	4,257,104
Prepayments and other assets	771,431
Loan receivables-current, net of allowance	1,564,288
Amount due from related parties	2,093,684
Total Current Assets of Discontinued Operations	8,686,507

Loans receivable- non-current, net of allowance	2,908,597
Property, equipment and software, net	797,975
Right-of-use assets	79,760
Total Non-Current Assets of Discontinued Operations	3,786,332
Total Assets of Discontinued Operations	12,472,839

Accrued expenses and other current liabilities	1,768,816
Deferred revenue-current	220,910
Lease liabilities	37,287
Taxes payable	6,394,085
Total liabilities of Discontinued Operations	8,421,098